COMMITMENTS AND CONTINGENCIES	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6: COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Units and units that may be issued upon conversion of loans made by the sponsor or an affiliate of the sponsor or certain officers and directors, and their permitted transferees, will have registration rights to require to register a sale of any of securities held by them (in the case of the Founder Shares, only after conversion to our ordinary shares) pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. These holders will be entitled to make up to three demands, excluding short form registration demands, to register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period as described under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.” The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate (or up to $2,300,000 depending on the extent to which the underwriters’ over-allotment option is exercised), payable upon the closing of the Proposed Public Offering.

Business Combination Marketing Agreement

The Company will engage Roth Capital Partners, LLC (“Roth”), a representative of the underwriters, as an advisor in connection with its Business Combination. The Company will pay Roth a cash fee for such services upon the consummation of its initial Business Combination in an amount up to 3.0% of the gross proceeds of the Proposed Public Offering, an aggregate of up to $3,000,000 (or up to $3,450,000 if the underwriters’ over-allotment option is exercised in full).

NOTE 6: COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Units and units that may be issued upon conversion of loans made by the sponsor or an affiliate of the sponsor or certain officers and directors, and their permitted transferees, will have registration rights to require to register a sale of any of securities held by them (in the case of the Founder Shares, only after conversion to our ordinary shares) pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. These holders will be entitled to make up to three demands, excluding short form registration demands, to register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period as described under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.” The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate (or up to $2,300,000 depending on the extent to which the underwriters’ over-allotment option is exercised), payable upon the closing of the Proposed Public Offering.

Business Combination Marketing Agreement

The Company will engage Roth Capital Partners, LLC (“Roth”), a representative of the underwriters, as an advisor in connection with its Business Combination. The Company will pay Roth a cash fee for such services upon the consummation of its initial Business Combination in an amount up to 3.0% of the gross proceeds of the Proposed Public Offering, an aggregate of up to $3,000,000 (or $3,450,000 if the underwriters’ over-allotment option is exercised in full).